INTANGIBLE ASSETS (Narrative) (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 549,679	$ 0	$ 0
Research and development costs	985,006	386,044	399,720
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	657,094	0	0	$ 1,240,781
Customer relationship [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 549,679
Estimated useful life	3
Customer relationship [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 657,094	$ 0	$ 0	$ 0